Related party disclosures	12 Months Ended
Sep. 30, 2018
Related party disclosures
Related party disclosures

Note 40. Related party disclosures

Related parties

Westpac’s related parties are those it controls or can exert significant influence over. Examples include subsidiaries, associates, joint ventures and superannuation plans as well as key management personnel and their related parties.

Key management personnel (KMP)

Key management personnel are those who, directly or indirectly, have authority and responsibility for planning, directing and controlling the activities of Westpac. This includes all Executive and Non-Executive Directors.

Parent Entity

Westpac Banking Corporation is the ultimate parent company of the Group.

Subsidiaries - Note 35

The Parent Entity has the following related party transactions and balances with subsidiaries:

Type of transaction/balance	Details disclosed in
Balances due to / from subsidiaries	Balance Sheet
Dividend income / Transactions with subsidiaries	Note 4
Interest income and Interest expense	Note 3
Tax consolidated group transactions and undertakings	Note 7
Guarantees and undertakings	Note 31

The balances due to / from subsidiaries include a wide range of banking and other financial facilities.

The terms and conditions of related party transactions between the Parent Entity and subsidiaries are sometimes different to commercial terms and conditions. Related party transactions between the Parent Entity and subsidiaries eliminate on consolidation.

Associates - Note 35

The Group provides a wide range of banking and other financial facilities and funds management activities to its associates on commercial terms and conditions.

Superannuation plans

The Group contributed $348 million (2017: $329 million) to defined contribution plans and $30 million to defined benefit plans (2017: $33 million; refer to Note 38).

Remuneration of KMP

Total remuneration of the KMP was:

	Short-term	Post Employment	Other Long-term	Termination	Share-based
$	Benefits	Benefits	Benefits	Benefits	Payments	Total
Consolidated
2018	23,210,820	618,631	297,495	-	16,086,623	40,213,569
2017	25,048,403	621,606	156,590	-	16,106,111	41,932,710

Parent Entity
2018	21,807,008	537,187	297,495	-	15,301,417	37,943,107
2017	23,859,466	545,524	156,590	-	15,268,712	39,830,292

Other transactions with KMP

KMP receive personal banking and financial investment services from the Group in the ordinary course of business. The terms and conditions, for example interest rates and collateral, and the risks to Westpac are comparable to transactions with other employees and did not involve more than the normal risk of repayment or present other unfavourable features.

Details of loans provided and the related interest charged to KMP and their related parties are as follows:

	Interest Payable	Closing Loan	Number of KMP
$	for the Year	Balance	with Loans
2018	650,969	17,498,526	13
2017	739,466	15,290,320	9

Further details of the KMP’s remuneration, share rights and options and other transactions with KMP are included in the Remuneration report in Section 1.

Options and share rights holdings

For compliance with SEC disclosure requirements, the following table sets out certain details of the performance options, performance share rights and unhurdled share rights held at 30 September 2018 by the CEO and other key management personnel (including their related parties):

	Latest Date of Exercise	Number of Share Rights	Number of Options	Exercise Price of Options
Managing Director & Chief Executive Officer
Brian Hartzer	Ranges from 1 October 2024 to 1 October 2032	767,080	-	n/a

Group Executives
Lyn Cobley	Ranges from 1 October 2030 to 1 October 2032	261,846	-	n/a
Brad Cooper	Ranges from 1 October 2024 to 1 October 2032	329,216	-	n/a
David Curran	Ranges from 1 October 2024 to 1 October 2032	288,436	-	n/a
George Frazis	Ranges from 1 October 2024 to 1 October 2032	300,880	-	n/a
Peter King	Ranges from 1 October 2024 to 1 October 2032	314,259	-	n/a
David Lees	Ranges from 1 October 2018 to 1 October 2030	31,402	25,562	23.40
Rebecca Lim	Ranges from 1 October 2024 to 1 October 2032	144,092	-	n/a
David Linberg	Ranges from 1 October 2024 to 1 October 2032	254,369	-	n/a
Carolyn McCann	Ranges from 1 October 2024 to 1 October 2032	42,816	-	n/a
David McLean	Ranges from 1 October 2022 to 1 October 2032	295,136	-	n/a
Christine Parker	Ranges from 1 October 2024 to 1 October 2032	240,311	-	n/a
Gary Thursby	Ranges from 1 October 2024 to 1 October 2032	154,553	-	n/a

Former Group Executive

Alexandra Holcomb	Ranges from 1 October 2024 to 1 October 2032	292,576	-	n/a

Further details of the equity holdings of KMP are included in the Remuneration report in Section 1.